Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Carrying amount of goodwill
Balance at beginning of period		¥ 367,106	¥ 108,781
Balance at end of period	$ 56,423	367,106	367,106
Impairment loss in goodwill recognized		¥ 0	0
Feiyuan
Carrying amount of goodwill
Addition for acquisition			210,669
Ebatong
Carrying amount of goodwill
Addition for acquisition			13,291
Others
Carrying amount of goodwill
Addition for acquisition			¥ 34,365